Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 852,000
Previously Paid Amount	0.00
Total Fee Amount	130.44
Total Offset Amount	0.00
Net Fee	130.44
Narrative - Max Aggregate Offering Price	$ 852,000
Final Prospectus	true